GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 4.4%
	EQUITY - 4.0%
7,239	iShares Core S&P 500 ETF			$ 3,226,495
20,881	iShares MSCI ACWI ETF			2,003,323
39,728	iShares MSCI ACWI ex US ETF			1,955,412
26,083	iShares MSCI EAFE ETF			1,891,017
32,853	iShares MSCI EAFE Small-Cap ETF			1,937,670
49,122	iShares MSCI Emerging Markets ETF			1,943,266
13,189	iShares Russell 1000 ETF			3,214,687
17,015	iShares Russell 2000 ETF			3,186,399
42,919	iShares Russell Mid-Cap ETF			3,134,375
35,376	iShares U.S. Real Estate ETF			3,061,439
				25,554,083
	FIXED INCOME - 0.4%
30,000	Vanguard Short-Term Corporate Bond ETF			2,269,800

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,277,534)			27,823,883

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES — 26.6%
	OIL & GAS PRODUCERS — 0.7%
5,000,000	Shell International Finance BV	2.0000	11/07/24	4,787,962

	SOFTWARE — 0.8%
5,000,000	Microsoft Corporation	3.1250	11/03/25	4,812,853

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 25.1%
10,000,000	Federal Farm Credit Banks Funding Corporation	0.2000	02/16/24	9,669,261
10,000,000	Federal Farm Credit Banks Funding Corporation	0.3200	12/23/24	9,286,564
9,000,000	Federal Home Loan Banks	0.2600	12/22/23	8,776,609
7,180,000	Federal Home Loan Banks	0.3750	06/24/24	6,826,909
10,000,000	Federal Home Loan Banks(a)	1.0000	06/30/26	9,136,841
14,000,000	Federal Home Loan Banks(a)	0.8750	07/21/26	12,701,121
4,250,000	Federal Home Loan Banks(a)	0.5000	05/27/27	3,904,724
10,000,000	Federal Home Loan Banks(a)	1.0000	06/30/27	8,941,392

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES — 26.6% (Continued)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 25.1% (Continued)
10,000,000	Federal Home Loan Banks(a)	0.7500	01/28/28	$ 8,860,025
10,000,000	Federal Home Loan Banks(a)	0.4000	02/24/28	8,776,019
14,750,000	Federal Home Loan Banks(a)	0.3000	02/25/28	12,888,380
10,000,000	Federal Home Loan Banks(a)	0.8750	08/16/28	8,812,740
9,900,000	Federal Home Loan Banks(a)	0.7500	08/24/28	8,806,394
3,500,000	Federal Home Loan Mortgage Corporation	5.0000	12/16/24	3,465,206
10,000,000	Federal Home Loan Mortgage Corporation	0.7000	08/19/26	8,858,842
6,000,000	Federal National Mortgage Association	0.5500	08/25/25	5,466,103
5,000,000	Federal National Mortgage Association	0.7500	01/20/26	4,483,972
13,000,000	Federal National Mortgage Association	0.8500	06/30/26	11,509,218
2,391,223	Government National Mortgage Association	2.5000	12/20/49	2,125,301
7,000,000	United States Department of Housing and Urban	2.8000	08/01/23	6,982,647
				160,278,268
	TOTAL BONDS & NOTES (Cost $186,320,847)			169,879,083

		Yield Rate (%)
	U.S. GOVERNMENT & AGENCIES — 32.8%
	U.S. TREASURY BILLS — 31.3%
15,000,000	United States Treasury Bill(b)	1.9900	07/05/23	14,995,909
26,000,000	United States Treasury Bill(b)	3.6700	07/11/23	25,971,241
40,000,000	United States Treasury Bill(b)	4.3200	07/20/23	39,905,461
25,000,000	United States Treasury Bill(b)	4.8400	08/10/23	24,864,757
20,000,000	United States Treasury Bill(b)	4.9100	08/15/23	19,877,072
20,000,000	United States Treasury Bill(b)	5.0000	08/24/23	19,850,476
15,000,000	United States Treasury Bill(b)	5.0200	08/31/23	14,873,199
20,000,000	United States Treasury Bill(b)	5.0400	09/07/23	19,811,190
20,000,000	United States Treasury Bill(b)	5.0700	09/14/23	19,790,929
				199,940,234
		Coupon Rate (%)
	U.S. TREASURY NOTES — 1.5%
10,000,000	United States Treasury Note	1.1250	01/15/25	9,404,883

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $209,508,345)			209,345,117

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares				Fair Value
	SHORT-TERM INVESTMENT — 29.7%
	MONEY MARKET FUND - 29.7%
189,950,648	Morgan Stanley Institutional Liquidity Funds, Institutional Class, 5.03%(c) (e) (Cost $189,950,648)			$ 189,950,648

	TOTAL INVESTMENTS - 93.5% (Cost $609,057,374)			$ 596,998,731
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.5%			41,674,813
	NET ASSETS - 100.0%			$ 638,673,544

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
113	CBOT 10 Year US Treasury Note	09/20/2023	$ 12,686,013	$ (158,882)
39	CBOT 5 Year US Treasury Note	09/29/2023	4,176,658	(58,696)
53	CBOT Oats Future(e)	12/14/2023	1,081,200	37,250
23	CBOT Soybean Future(e)	11/14/2023	1,544,738	(25,463)
292	CBOT US Treasury Bond Futures	09/20/2023	37,056,640	152,929
412	CME British Pound Currency Future	09/18/2023	32,699,925	392,728
44	CME Canadian Dollar Currency Future	09/19/2023	3,327,720	(4,575)
54	CME E-Mini NASDAQ 100 Index Future	09/15/2023	16,563,960	702,058
177	CME E-Mini Standard & Poor's 500 Index Future	09/15/2023	39,721,013	1,282,600
59	CME E-Mini Standard & Poor's MidCap 400 Index	09/15/2023	15,600,190	457,000
134	CME Euro Foreign Exchange Currency Future	09/18/2023	18,346,275	(60,963)
17	CME Feeder Cattle Future(e)	08/31/2023	2,104,388	5,825
116	CME Live Cattle Future(e)	08/31/2023	8,220,920	649,550
837	CME Mexican Peso Currency Future	09/18/2023	24,055,380	416,680
66	CME Swiss Franc Currency Future	09/18/2023	9,292,388	4,375
136	COMEX Gold 100 Troy Ounces Future(e)	08/29/2023	26,239,840	(718,820)
84	Eurex DAX Index Future	09/15/2023	37,288,520	(375,131)
143	FTSE 100 Index Future	09/15/2023	13,695,624	(156,488)
20	ICE Gas Oil Future(e)	08/10/2023	1,405,000	850
215	ICE US MSCI Emerging Markets EM Index Futures	09/15/2023	10,727,425	(341,165)
116	LME Copper Future(e)	09/18/2023	24,119,300	(474,275)
26	LME Nickel Future(e)	09/18/2023	3,199,404	(158,604)
156	LME Primary Aluminum Future(e)	09/18/2023	8,375,250	(530,275)
148	LME Zinc Future(e)	09/18/2023	8,840,225	(79,662)
505	NYBOT CSC Cocoa Future(e)	09/14/2023	16,932,650	987,430
8	NYBOT CTN Frozen Concentrated Orange Juice A(e)	09/11/2023	305,700	(3,000)
323	NYBOT CTN Number 2 Cotton Future(e)	12/06/2023	12,979,755	29,785
36	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	08/31/2023	3,847,889	87,898
501	SGX Nikkei 225 Stock Index Future	09/07/2023	57,599,876	1,891,657
226	TSE Japanese 10 Year Bond Futures	09/12/2023	232,693,361	831,313
31	WCE Canola Future(e)	11/14/2023	344,650	4,107
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$ 4,788,036

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
1,412	3 Month Euro Euribor Future	03/17/2025	$ 372,568,311	$ 597,843
206	CME Australian Dollar Currency Future	09/18/2023	13,756,680	21,299
440	CME Japanese Yen Currency Future	09/18/2023	38,568,750	1,395,025
26	CME New Zealand Dollar Currency Future	09/18/2023	1,595,490	10,430
10	COMEX Silver Future(e)	09/27/2023	1,151,000	(12,700)
64	Eurex 10 Year Euro BUND Future	09/07/2023	9,340,201	(24,649)
640	Eurex 2 Year Euro SCHATZ Future	09/07/2023	73,225,666	521,887
291	Eurex 5 Year Euro BOBL Future	09/07/2023	36,743,354	308,875
95	HKG Hang Seng Index Future	07/28/2023	11,400,335	120,026
54	ICE Brent Crude Oil Future(e)	09/30/2023	4,072,140	(56,880)
138	LME Copper Future(e)	09/18/2023	28,693,649	(432,098)
65	LME Nickel Future(e)	09/18/2023	7,998,510	202,950
313	LME Primary Aluminum Future(e)	09/18/2023	16,804,188	819,712
214	LME Zinc Future(e)	09/18/2023	12,782,488	270,511
182	Long Gilt Future	09/27/2023	22,026,847	(25,485)
82	NYBOT CSC C Coffee Future(e)	09/19/2023	4,889,250	247,669
229	NYBOT FINEX United States Dollar Index Future	09/18/2023	23,492,423	120,172
67	NYMEX Henry Hub Natural Gas Futures(e)	08/27/2023	1,874,660	(291,700)
50	NYMEX Light Sweet Crude Oil Future(e)	08/20/2023	3,532,000	(13,400)
14	NYMEX NY Harbor ULSD Futures(e)	08/31/2023	1,439,189	(24,973)
22	NYMEX Palladium Future(e)	09/27/2023	2,688,400	206,950
194	NYMEX Platinum Future(e)	10/27/2023	8,858,040	206,435
1,475	Three Month SONIA Index Futures	03/17/2025	442,843,730	4,080,364
2,388	Three-Month SOFR Futures	06/17/2025	574,373,701	1,289,948
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$ 9,538,211

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$ 14,326,247

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
(a)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2023.
(b)	Zero coupon bond.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2023.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	All or a portion of this investment is a holding of the GPMAS Fund Limited.